Finance expense, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Interest expense	$ (19)	$ (26)
Interest income on cash and cash equivalents	19	44
Interest Income On Duty Deposits Receivable, Net Of Interest Expense	5	19
Finance Expense On Employee Future Benefits	(4)	(3)
Finance income (cost)	$ 1	$ 34